GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	COMMON STOCKS - 40.12%
	Biotechnology - 2.25%
28,098	Biogen, Inc. (b)	$7,517,620
22,317	Gilead Sciences, Inc.	1,717,070
		9,234,690
	Building Products - 0.46%
29,470	Fortune Brands Home & Security, Inc.	1,884,017
	Capital Markets - 5.30%
11,937	Ameriprise Financial, Inc.	1,791,027
29,579	FactSet Research Systems, Inc. (a)	9,715,814
8,693	MarketAxess Holdings, Inc.	4,354,498
5,085	MSCI, Inc.	1,697,475
12,702	S&P Global, Inc.	4,185,055
		21,743,869
	Chemicals - 0.45%
26,394	Eastman Chemical Co.	1,838,078
	Communications Equipment - 0.41%
30,963	Ciena Corp. (b)	1,676,956
	Diversified Telecommunication Services - 1.04%
140,596	AT&T, Inc.	4,250,217
	Entertainment - 1.43%
22,790	Activision Blizzard, Inc.	1,729,761
31,330	Electronic Arts, Inc. (b)	4,137,126
		5,866,887
	Food Products - 0.41%
13,106	Hershey Co.	1,698,800
	Health Care Equipment & Supplies - 2.95%
58,556	Danaher Corp.	10,354,457
9,631	Stryker Corp.	1,735,410
		12,089,867
	Health Care Providers & Services - 1.24%
17,220	AmerisourceBergen Corp.	1,735,259
8,752	Cigna Corp.	1,642,313
11,021	McKesson Corp.	1,690,842
		5,068,414
	Household Durables - 0.41%
16,714	Mohawk Industries, Inc. (a)(b)	1,700,817
	Household Products - 2.80%
52,334	Clorox Co.	11,480,510
	Insurance - 3.15%
63,693	Aflac, Inc.	2,294,859
77,893	MetLife, Inc.	2,844,652
21,325	Progressive Corp/The	1,708,346
35,459	RenaissanceRe Holdings Ltd.	6,064,553
		12,912,410
	IT Services - 0.91%
7,326	EPAM Systems, Inc. (b)	1,846,225
8,515	Twilio, Inc. (b)	1,868,362
		3,714,587
	Machinery - 0.63%
14,682	Illinois Tool Works, Inc.	2,567,148
	Media - 1.15%
245,808	Discovery, Inc. - Class A (a)(b)	4,734,262

	Metals & Mining - 1.12%
47,346	Newmont Corp.	2,923,142
13,573	Royal Gold, Inc.	1,687,395
		4,610,537
	Multiline Retail - 0.92%
31,441	Target Corp.	3,770,719
	Multi-Utilities - 1.87%
106,424	Consolidated Edison, Inc.	7,655,078
	Pharmaceuticals - 3.17%
105,944	Bristol-Myers Squibb Co.	6,229,507
49,391	Zoetis, Inc.	6,768,543
		12,998,050
	Professional Services - 0.42%
2,431	CoStar Group, Inc. (b)	1,727,639
	Real Estate Management & Development - 0.38%
34,341	CBRE Group, Inc. (b)	1,552,900
	Semiconductors & Semiconductor Equipment - 3.22%
147,013	Intel Corp.	8,795,788
6,054	Lam Research Corp.	1,958,227
19,309	Skyworks Solutions, Inc.	2,468,848
		13,222,863
	Software - 2.98%
8,828	Adobe, Inc. (b)	3,842,917
51,522	Cadence Design Systems, Inc. (b)	4,944,051
11,608	Citrix Systems, Inc. (a)	1,716,939
12,535	Fortinet, Inc. (b)	1,720,679
		12,224,586
	Technology Hardware, Storage & Peripherals - 1.05%
11,797	Apple, Inc.	4,303,546
	Total Common Stocks (Cost $160,189,003)	164,527,447

	INVESTMENT COMPANIES - 26.41%
	Exchange Traded Funds - 26.41%
611,423	Goldman Sachs Access Treasury 0-1 Year ETF	61,441,897
512,098	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	46,872,330
	Total Investment Companies (Cost $108,315,440)	108,314,227

	REAL ESTATE INVESTMENT TRUSTS - 0.41%
	Real Estate Investment Trusts - 0.41%
9,939	Crown Castle International Corp.	1,663,292
	Total Real Estate Investment Trusts (Cost $1,678,544)	1,663,292

	SHORT TERM INVESTMENTS - 32.83%
	Money Market Funds - 32.83%
134,619,803	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (c)	134,619,803
	Total Short Term Investments (Cost $134,619,803)	134,619,803

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 5.92%
24,274,928	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (c)	24,274,928
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $24,274,928)	24,274,928

	Total Investments (Cost $429,077,718) - 105.69%	433,399,697
	Liabilities in Excess of Other Assets - (5.69)%	(23,337,309)
	TOTAL NET ASSETS - 100.00%	$410,062,388

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2020.